Revenue from contracts with customers and trade receivables (Details 6) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)		Mar. 31, 2022 USD ($)
Statement [Line Items]
Beginning Balance | ₨		₨ 5,513
Credits and payments | ₨		(1,306)
Ending Balance | ₨		5,444			₨ 5,513
Chargebacks [Member]
Statement [Line Items]
Beginning Balance			$ 247			$ 263		$ 202
Current provisions relating to sales during the year			2,844	[1]		2,121	[2]	1,897
Provisions and adjustments relating to sales in prior years	[3]
Credits and payments	[4]		(2,803)			(2,137)		(1,836)
Ending Balance			288			247		263
Rebates [Member]
Statement [Line Items]
Beginning Balance			87			94		78
Current provisions relating to sales during the year			322	[1]		209	[2]	235
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(307)			(216)		(219)
Ending Balance			102			87		94
Medicaid [Member]
Statement [Line Items]
Beginning Balance			13			13		13
Current provisions relating to sales during the year			31	[1]		22	[2]	23
Provisions and adjustments relating to sales in prior years			0			0		0
Credits and payments	[4]		(25)			(22)		(23)
Ending Balance			19			13		13
Refund Liability [Member]
Statement [Line Items]
Beginning Balance	[5]		35			24		19
Current provisions relating to sales during the year	[5]		21	[1]		32	[2]	25
Provisions and adjustments relating to sales in prior years	[5]		0			0		0
Credits and payments		₨ (1,306)	(21)	[4],[5]	₨ (3,649)	(21)	[4],[5]	(20)	[4],[5]
Ending Balance	[5]		$ 35			$ 35		$ 24

[1]	Chargebacks provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the Company’s acquisition of a U.S. generic prescription products portfolio from Mayne Pharma Group Limited in April 2023, higher sales volumes and also due to higher pricing rates per unit for chargebacks. Such higher pricing rates were on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of our products. Chargebacks provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the Company’s acquisition of a U.S. generic prescription products portfolio from Mayne Pharma Group Limited in April 2023, higher sales volumes and also due to higher pricing rates per unit for chargebacks. Such higher pricing rates were on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The rebate provisions and payments for the year ended March 31, 2024 were each higher as compared to the year ended March 31, 2023, primarily as a result of the aforesaid generic portfolio acquisition from Mayne Pharma Group Limited, as well as higher sales volumes for the Company’s base portfolio products.
[2]	Chargebacks provisions and payments for the year ended March 31, 2023 were each higher as compared to the year ended March 31, 2022, primarily as a result of higher sales volumes and also due to higher pricing rates per unit for chargebacks on account of reductions in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products. The foregoing were partially off-set due to a lower pricing rates per unit for chargebacks, primarily on account of a reduction in the invoice price to wholesalers for certain of the Company’s products. The rebate provisions and payments for the year ended March 31, 2023 were each lower as compared to the year ended March 31, 2022, primarily as a result of lower pricing rates per unit for rebates, due to reduction in the contract prices through which the product is resold in the retail part of the supply chain for certain of the Company’s products.
[3]	Currently, the Company does not separately track provisions and adjustments, in each case to the extent relating to prior years for chargebacks. However, the adjustments are expected to be non-material. The volumes used to calculate the closing balance of chargebacks represent approximately 1.1 to 1.4 months equivalent of sales, which corresponds to the pending chargeback claims yet to be processed.
[4]	Currently, the Company does not separately track the credits and payments, in each case to the extent relating to prior years for chargebacks, rebates, Medicaid payments or refund liability.
[5]	The Company’s overall provision for refund liability as of March 31, 2024 relating to the Company’s North America Generics business was U.S.$35, compared to a liability of U.S.$35 as of March 31, 2023. The refund liability created for new product launches and volume growth, were off-set by the reductions in the contract prices and by product mix changes.